UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period: SEPTEMBER 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (78.79%)
Bank Debt (44.22%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.30%)
NCO Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, 2.5% LIBOR Floor, due 11/15/13	$1,234,316	$1,209,630	0.30%

Aerospace Product and Parts Manufacturing (0.98%)
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14	$570,202	497,501	0.12%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14	$4,801,947	3,313,344	0.81%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14	$296,941	204,889	0.05%
Total Aerospace Product and Parts Manufacturing		4,015,734

Business Support Services (6.31%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$25,257,913	25,763,071	6.31%

Commercial and Industrial Machinery and Equipment Rental and Leasing (2.55%)
AerCap Holdings N.V., Secured 1st Lien Term Loan, 10.25%, due 12/3/15 - (Netherlands)	$10,411,593	10,411,593	2.55%

Communications Equipment Manufacturing (2.64%)
Mitel US Holdings, Inc., 1st Lien Term Loan, LIBOR + 3.25%, due 8/16/14	$10,411,593	1,742,200	0.43%
Mitel US Holdings, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 8/16/15	$1,872,075	9,006,345	2.21%
Total Communications Equipment Manufacturing		10,748,545

Data Processing, Hosting, and Related Services (1.76%)
The Telx Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, 1.25% LIBOR Floor, due 9/22/17	$7,500,000	7,162,500	1.76%

Electric Power Generation, Transmission and Distribution (1.04%)
La Paloma Generating Company, Residual Bank Debt Claim (3)	$1,830,453	51,436	0.01%
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$6,232,239	4,197,026	1.03%
Total Electric Power Generation, Transmission and Distribution		4,248,462

Electronic Shopping and Mail-Order Houses (3.39%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$13,948,150	13,843,539	3.39%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (1.02%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$290,510	270,174	0.07%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$4,152,799	3,862,103	0.95%
Total Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing		4,132,277

Motion Picture and Video Industries (4.07%)
CKX Entertainment Inc., Senior Secured Bridge Term Loan, LIBOR + 7%, 1.5% LIBOR Floor, due 6/21/12	$17,032,016	16,589,184	4.07%

Offices of Real Estate Agents and Brokers (0.79%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$3,261,809	3,207,989	0.79%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Financial Investment Activities (2.05%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$16,601,279	$8,362,894	2.05%

Radio and Television Broadcasting (4.88%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	$2,720,703	2,702,202	0.66%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$15,956,220	16,746,053	4.10%
Hubbard Radio, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 7.25%, 1.5% LIBOR Floor, due 4/11/18	$500,000	486,250	0.12%
Total Radio and Television Broadcasting		19,934,505

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (3.56%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash + 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$15,033,219	14,507,057	3.56%

Scheduled Air Transportation (3.45%)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2)	$492,046	665,247	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2)	$494,225	670,663	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2)	$401,613	466,273	0.11%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2)	$512,047	613,688	0.15%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2)	$580,294	787,749	0.19%
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (2)	$4,799,885	5,371,072	1.32%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (2)	$4,908,744	5,539,517	1.36%
Total Scheduled Air Transportation		14,114,209

Software Publishers (2.28%)
Blackboard, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6%, 1.5% LIBOR Floor, due 9/23/18	$10,000,000	9,315,000	2.28%

Support Activities for Mining (0.10%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$402,845	402,845	0.10%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$402,714	-	-
Total Support Activities for Mining		402,845

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.05%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (4)	€2,084,507	$2,127,779	0.52%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	$1,568,408	1,472,343	0.36%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (4)	€4,927,730	4,733,169	1.16%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€4,736,002	4,121,056	1.01%
Total Wired Telecommunications Carriers		12,454,347

Total Bank Debt (Cost $179,576,611)		180,423,381

Other Corporate Debt Securities (34.57%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (4.61%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$9,655,000	8,882,600	2.18%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$10,446,000	9,923,700	2.43%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		18,806,300

Aerospace Product and Parts Manufacturing (1.03%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$7,448,000	3,206,438	0.79%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$2,175,000	991,604	0.24%
Total Aerospace Product and Parts Manufacturing		4,198,042

Architectural, Engineering, and Related Services (2.43%)
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$4,242,302	3,702,300	0.91%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$6,209,347	6,209,347	1.52%
Total Architectural, Engineering, and Related Services		9,911,647

Data Processing, Hosting, and Related Services (2.28%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$2,066,000	1,958,113	0.48%
The Telx Group, Inc., Senior Unsecured Notes, 10% Cash + 2% PIK, due 9/26/19 (5)	$7,500,000	7,350,000	1.80%
Total Data Processing, Hosting, and Related Services		9,308,113

Full-Service Restaurants (3.17%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (3)	$13,161,000	12,924,102	3.17%

Gambling Industries (1.20%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$8,169,000	4,880,978	1.20%

Industrial Machinery Manufacturing (1.16%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$4,714,907	4,714,907	1.16%

Metal and Mineral (except Petroleum) Merchant Wholesalers (5.95%)
Constellation Enterprises, LLC, Senior Secured 1st Lien Notes, 10.625%, due 2/1/16 (5)	$12,500,000	12,437,500	3.05%
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$13,076,000	11,837,572	2.90%
Total Metal and Mineral (except Petroleum) Merchant Wholesalers		24,275,072

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Nonferrous Metal (except Aluminum) Production and Processing (4.32%)
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15 (2), (5)	$18,000,000	$17,640,000	4.32%

Oil and Gas Extraction (1.25%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,342,000	1,066,890	0.26%
Saratoga Resources, Inc., Senior Secured Notes, 12.5%, due 7/1/16 (5)	$4,000,000	4,020,000	0.99%
Total Oil and Gas Extraction		5,086,890

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (3.34%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$18,536,000	13,624,145	3.34%

Wired Telecommunications Carriers (3.83%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$9,830,000	10,075,750	2.47%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€20,523,306	1,373,728	0.34%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$3,933,000	4,144,399	1.02%
Total Wired Telecommunications Carriers		15,593,877

Total Other Corporate Debt Securities (Cost $167,983,851)		140,964,073

Total Debt Investments (Cost $347,560,462)		321,387,454

Equity Securities (17.73%)
Architectural, Engineering, and Related Services (2.31%)
Alion Science & Technology Corporation, Warrants (3)	3,225	170,119	0.04%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	20,297	3,186,281	0.78%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	6,079,283	1.49%
Total Architectural, Engineering, and Related Services		9,435,683

Business Support Services (0.41%)
STG-Fairway Holdings, LLC, Class A Units (3), (5)	80,396	1,660,578	0.41%

Data Processing, Hosting, and Related Services (0.13%)
Anacomp, Inc., Class A Common Stock (2), (3), (5), (7)	1,255,527	527,321	0.13%

Depository Credit Intermediation (0.29%)
Doral Financial Corporation, Common Stock (3)	1,077,795	1,174,797	0.29%

Electronic Shopping and Mail-Order Houses (0.24%)
Shop Holding, LLC, Class A Units (3), (5)	490,037	773,425	0.19%
Shop Holding, LLC, Warrants to Purchase Class A Units (3), (5)	326,691	188,997	0.05%
Total Electronic Shopping and Mail-Order Houses		962,422

Industrial Machinery Manufacturing (0.42%)
GSI Group, Inc., Common Stock (3), (5)	221,404	1,700,383	0.42%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	33	$7,160	-

Nonferrous Metal (except Aluminum) Production and Processing (7.48%)
International Wire Group Holdings, Inc., Common Stock (2), (5), (6)	1,979,441	30,522,979	7.48%

Other Amusement and Recreation Industries (0.03%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	6,058	86,024	0.02%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	10,924	52,435	0.01%
Total Other Amusement and Recreation Industries		138,459

Other Electrical Equipment and Component Manufacturing (1.41%)
EPMC HoldCo, LLC, Membership Units (2), (5), (6)	1,312,720	5,762,841	1.41%

Radio and Television Broadcasting (0.78%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)	183,824	3,187,507	0.78%

Scheduled Air Transportation (1.47%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (6)	33	420,627	0.10%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (6)	33	414,005	0.10%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (6)	43	577,476	0.14%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (6)	37	528,949	0.13%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (6)	33	452,537	0.11%
United N659UA-767, LLC (N659UA) (2), (5), (6)	203	1,851,396	0.45%
United N661UA-767, LLC (N661UA) (2), (5), (6)	197	1,810,685	0.44%
Total Scheduled Air Transportation		6,055,675

Semiconductor and Other Electronic Component Manufacturing (0.56%)
AIP/IS Holdings, LLC, Membership Units (3), (5)	352	2,287,226	0.56%

Support Activities for Mining (0.74%)
DeepOcean Group Holding AS, Common Stock - (Norway) (3), (5)	145,824	3,039,890	0.74%

Wired Telecommunications Carriers (1.46%)
Integra Telecom, Inc., Common Stock (3), (5)	1,274,522	5,904,196	1.45%
Integra Telecom, Inc., Warrants (3), (5)	346,939	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	2,455,500	32,872	0.01%
Total Wired Telecommunications Carriers		5,937,068

Total Equity Securities (Cost $135,621,945)		72,399,989

Total Investments (Cost $483,182,407) (8)		393,787,443

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Continued) (Unaudited)

September 30, 2011

Showing Percentage of Total Cash and Investments of the Registrant

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Cash and Cash Equivalents (3.48%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Banks Bonds		$6,022,702	$6,022,702	1.48%
Union Bank of California, Commercial Paper, 0.05%, due 10/3/11		$3,000,000	3,000,000	0.74%
Cash Denominated in Foreign Currencies	CAD	15,078	14,356	-
Cash Denominated in Foreign Currencies		€3,373,595	4,516,231	1.11%
Cash Denominated in Foreign Currencies		£35,597	55,475	0.01%
Cash Held on Account at Various Institutions		$562,088	562,088	0.14%
Total Cash and Cash Equivalents			14,170,852

Total Cash and Investments			$407,958,296	100.00%

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliate issuers during the nine months ended September 30, 2011 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Security	Period	Acquisitions	Dispositions	Period	Earned

Anacomp, Inc., Class A Common Stock	$1,086,031	$-	$-	$527,321	$-
EPMC HoldCo, LLC, Membership Units	40,727,138	-	(24,308,28)	5,762,841	-
ESP Holdings, Inc., 15% PIK, Preferred Stock	3,005,832	-	-	3,186,281	-
ESP Holdings, Inc., Common Stock	7,565,535	-	-	6,079,283	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	5,321,627	887,719	-	6,209,347	760,444
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15	4,040,000	-	(4,200,000)	-	10,833
International Wire Group Holdings, Inc., Common Stock	43,468,524	-	(12,179,59)	30,522,980	-
International Wire Group Holdings, Inc., Senior Notes, 11.5% Cash or 12.25% PIK, due 4/15/15	-	20,000,000	(2,000,000)	17,640,000	679,139
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	719,200	-	(40,104)	665,247	77,111
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	723,647	-	(39,243)	670,663	77,367
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	558,944	-	(76,525)	466,273	52,841
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	695,004	-	(68,575)	613,688	65,610
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	849,983	-	(46,075)	787,749	90,815
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	-	5,329,739	(529,854)	5,371,072	401,877
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	-	5,351,577	(442,833)	5,539,517	405,680
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	311,102	40,104	(50,904)	420,627	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	307,754	39,242	(50,904)	414,005	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	375,796	76,525	(49,059)	577,476	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	357,648	68,575	(56,970)	528,949	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	338,830	46,075	(59,769)	452,537	-
United N659UA-767, LLC (N659UA)	-	2,030,041	(506,034)	1,851,396	-
United N661UA-767, LLC (N661UA)	-	1,971,350	(442,024)	1,810,685	-

(3)	Non-income producing security.

(4)	Principal amount denominated in foreign currency. Amortized cost and fair value converted from foreign currency to US dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	Issuer is a controlled company.

(8)	Includes investments with an aggregate market value of $2,693,271 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $150,939,763 and $178,429,393, respectively, during the nine months ended September 30, 2011. Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $483,182,407.  Net unrealized depreciation aggregated $89,487,973, of which $47,110,228 related to appreciated investments and $136,598,201 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2011 was $315,299,687, or 77.29% of total cash and investments of the Registrant.

Swaps at September 30, 2011 were as follows:

Investment	Notional Amount	Fair Value

Euro/US Dollar Cross-Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$6,040,944	$(93,009)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments.  The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2011, the investments of the Registrant were categorized as follows:

			Other	Equity
Level	Basis for Determining Fair Value	Bank Debt	Corporate Debt	Securities
1	Quoted prices in active markets for identical assets	$-	$4,880,978	$2,875,180
2	Other observable market inputs*	40,383,764	99,491,011	-
3	Independent third-party pricing sources that employ significant unobservable inputs	139,988,181	29,242,084	66,394,525
3	Investment Manager valuations with significant unobservable inputs	51,436	7,350,000	3,130,285
Total		$180,423,381	$140,964,073	$72,399,990

* For example, quoted prices in inactive markets or quotes for comparable investments.

Changes in investments categorized as Level 3 during the nine months ended September 30, 2011 were as follows:

	Independent Third Party Valuation
		Other
	Bank Debt	Corporate Debt	Equity Securities
Beginning balance	$113,346,599	$49,978,032	$117,368,154
Net realized and unrealized gains (losses)	1,224,163	(10,587,723)	(7,583,705)
Acquisitions	89,430,675	7,400,065	8,213,646
Dispositions	(62,500,225)	(18,851,527)	(50,517,539)
Transfers into Level 3	-	13,168,606	-
Transfers out of Level 3†	(13,378,400)	-	-
Reclassifications within Level 3‡	11,865,369	(11,865,369)	(1,086,031)
Ending balance	$139,988,181	$29,242,084	$66,394,525

Net change in unrealized appreciation/depreciation during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$1,428,566	$(9,908,562)	$(9,145,854)

	Investment Manager Valuation
		Other	Equity
	Bank Debt	Corporate Debt	Securities
Beginning balance	$63,163	$-	$4,314,940
Net realized and unrealized gains (losses)	4,096	-	(2,271,428)
Acquisitions	-	7,350,000	742
Dispositions	(15,823)	-	-
Reclassifications within Level 3#	-	-	1,086,031
Ending balance	$51,436	$7,350,000	$3,130,285

Net change in unrealized appreciation/depreciation during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$4,096	$-	$(2,238,501)

† Comprised of one investment that transferred to Level 2 due to increased trading volumes.
‡ Comprised of one investment with a beginning-of-period fair value of $11,865,369 that was reclassified as bank debt and one investment with a beginning-of-period fair value of $1,086,031 that transferred to Investment Manager Valuation.
# Comprised of one investment that transferred from Independent Third Party Valuation.

During the nine months ended September 30, 2011, one investment with a beginning-of-period fair value of $3,477,314 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2011 were as follows:

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	Var. 2009 & 2010	$723,914
Bally Total Fitness Holding Corporation, Common Stock	4/30/10	45,186,963
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Constellation Enterprises, LLC, Senior Secured 1st Lien Notes, 10.625%, due 2/1/16	1/20/11	12,322,875
Encompass Digital Media Group, Inc., Common Stock	1/15/10	883,196
DeepOcean Group Holding AS, Common Stock	5/13/11	3,477,627
GSI Group, Inc., Common Stock	8/20/08	1,172,379
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	8/20/08	3,924,931
Integra Telecom, Inc., Common Stock	11/19/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	9,619,343
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/29/07	26,162,416
Precision Holdings, LLC, Class C Membership Interests	Var. 2010 & 2011	1,396
Saratoga Resources, Inc., Senior Secured Notes, 12.5%, due 7/1/16	7/7/11	3,928,840
Shop Holding, LLC, Class A Units	6/2/11	462,576
Shop Holdings, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,100,348
The Telx Group, Inc., Senior Unsecured Notes, 10% Cash + 2% PIK, due 9/26/19	9/26/11	7,350,000

ITEM 2.          CONTROLS AND PROCEDURES.
(a)        The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)         Not applicable.

ITEM 3.          EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:	/s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: November 29, 2011

By:	/s/ Paul L. Davis

Name: Paul L. Davis
Title: Chief Financial Officer
Date: November 29, 2011